                   OAKMARK INTERNATIONAL FUND CLASS II SHARES
                     CUMULATIVE RETURN: $10,000 INVESTMENT
         AVERAGE ANNUAL TOTAL RETURN SINCE INCEPTION (11/04/99): -2.25%
                      TOTAL RETURN LAST 12 MONTHS: -13.44%

[CHART]

OAKMARK INTERNATIONAL CLASS II SHARES    MSCI WORLD EX U.S.
             10,596                          11,291
             10,567                          11,353
             11,303                          10,977
             11,079                          10,139
             11,890                           9,781
             10,836                           8,412
             11,905                           8,346
              9,590                           7,175

   Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares.
   Average annual total return measures annualized change while total return measures aggregate change.

              OAKMARK INTERNATIONAL SMALL CAP FUND CLASS II SHARES
                     CUMULATIVE RETURN: $10,000 INVESTMENT
                TOTAL RETURN SINCE INCEPTION (01/08/01): -7.08%

[CHART]

OAKMARK INTERNATIONAL SMALL CAP CLASS II SHARES    MSCI WORLD EX U.S.
             10,140                                    8,599
             10,494                                    8,532
              9,292                                    7,335

   Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares.
   Average annual total return measures annualized change while total return measures aggregate change.

                          OAKMARK FUND CLASS II SHARES
                     CUMULATIVE RETURN: $10,000 INVESTMENT
                 TOTAL RETURN SINCE INCEPTION (04/05/01): -.37%

[CHART]

OAKMARK CLASS II SHARES    S&P 500 W/INC
      10,954                  10,585
       9,963                   9,032

   Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares.
   Average annual total return measures annualized change while total return measures aggregate change.

                      OAKMARK SELECT FUND CLASS II SHARES
                     CUMULATIVE RETURN: $10,000 INVESTMENT
         AVERAGE ANNUAL TOTAL RETURN SINCE INCEPTION (12/31/99): 23.91%
                      TOTAL RETURN LAST 12 MONTHS: 25.28%

[CHART]

OAKMARK SELECT CLASS II SHARES     S&P 500 W/INC
      10,885                          9,867
      10,309                         10,290
      11,618                         11,024
      12,542                          9,578
      13,876                          9,058
      15,140                          9,204
      14,554                          8,335

   Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares.
   Average annual total return measures annualized change while total return measures aggregate change.

                  OAKMARK EQUITY & INCOME FUND CLASS II SHARES
                     CUMULATIVE RETURN: $10,000 INVESTMENT
         AVERAGE ANNUAL TOTAL RETURN SINCE INCEPTION (07/13/00): 17.97%
                      TOTAL RETURN LAST 12 MONTHS: 14.07%

[CHART]

OAKMARK EQUITY & INCOME CLASS II SHARES       LIPPER BALANCED FUND
      10,632                                       10,199
      11,117                                       10,064
      11,563                                        9,559
      12,497                                        9,895
      12,128                                        9,145

   Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares.
   Average annual total return measures annualized change while total return measures aggregate change.